Shenkman Capital Short Duration High Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 86.0% (f)	Principal Value	Value
AEROSPACE & DEFENSE - 1.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (a)	$2,978,000	$3,083,287
Axon Enterprise, Inc., 6.13%, 03/15/2030 (a)	4,539,000	4,697,157
TransDigm, Inc.
6.75%, 08/15/2028 (a)	4,400,000	4,483,010
4.63%, 01/15/2029	4,346,000	4,320,969
6.38%, 03/01/2029 (a)	13,466,000	13,903,900
6.88%, 12/15/2030 (a)	7,730,000	8,093,516
		38,581,839

AUTO RETAIL - 2.9%
Asbury Automotive Group, Inc., 4.63%, 11/15/2029 (a)	5,488,000	5,399,186
Carvana Co.
9.00% (or 13.00% PIK), 06/01/2030 (a)	11,584,021	12,156,214
9.00% (or 14.00% PIK), 06/01/2031 (a)	3,662,875	4,135,785
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029 (a)	1,887,000	1,859,780
11.50%, 08/15/2029 (a)	200,000	210,281
Group 1 Automotive, Inc., 4.00%, 08/15/2028 (a)	9,629,000	9,444,756
LCM Investments Holdings II LLC, 8.25%, 08/01/2031 (a)	6,121,000	6,477,845
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	7,022,000	7,039,371
3.88%, 06/01/2029 (a)	1,731,000	1,674,962
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (a)	9,595,000	9,507,439
		57,905,619

AUTOMOTIVE - 6.1%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)	5,544,000	5,718,122
Allison Transmission, Inc.
4.75%, 10/01/2027 (a)	14,391,000	14,380,264
5.88%, 06/01/2029 (a)	1,144,000	1,164,990
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	5,611,000	5,408,791
Clarios Global LP / Clarios US Finance Co.
6.75%, 05/15/2028 (a)	2,274,000	2,333,056
6.75%, 02/15/2030 (a)	6,461,000	6,761,824
Dana, Inc.
5.38%, 11/15/2027	5,451,000	5,445,431
5.63%, 06/15/2028	1,163,000	1,161,909
4.25%, 09/01/2030	4,179,000	4,049,304
Ford Holdings LLC, 9.30%, 03/01/2030	4,316,000	4,896,387
Ford Motor Co., 9.63%, 04/22/2030	2,709,000	3,139,159
Ford Motor Credit Co. LLC
6.80% (SOFR + 2.95%), 03/06/2026	3,445,000	3,457,415
6.95%, 06/10/2026	3,901,000	3,935,664
4.13%, 08/17/2027	9,375,000	9,302,972
3.82%, 11/02/2027	1,005,000	990,165
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	1,550,000	1,558,514
5.00%, 07/15/2029	7,558,000	7,473,196
IHO Verwaltungs GmbH, 7.75% (or 8.50% PIK), 11/15/2030 (a)	1,984,000	2,086,293
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028 (a)	3,467,000	3,296,777
5.63%, 09/29/2028 (a)	2,286,000	2,293,871
6.13%, 09/30/2030 (a)	3,663,000	3,666,204
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (a)	1,750,000	1,727,555
7.50%, 07/17/2030 (a)	4,256,000	4,469,803
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	1,591,000	1,581,325
Phinia, Inc., 6.75%, 04/15/2029 (a)	3,758,000	3,894,160
Tenneco, Inc., 8.00%, 11/17/2028 (a)	7,367,000	7,395,583
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	5,667,000	5,465,262
ZF North America Capital, Inc.
6.88%, 04/14/2028 (a)	2,563,000	2,625,269
7.50%, 03/24/2031 (a)	1,979,000	2,001,683
		121,680,948

BUILDING PRODUCTS - 0.4%
James Hardie International Finance DAC, 5.00%, 01/15/2028 (a)	639,000	639,675
JH North America Holdings, Inc., 5.88%, 01/31/2031 (a)	2,129,000	2,175,998
Specialty Building Products Holdings LLC / SBP Finance Corp., 7.75%, 10/15/2029 (a)	3,081,000	3,008,904
Standard Industries, Inc./NY, 4.75%, 01/15/2028 (a)	2,397,000	2,393,395
		8,217,972

CHEMICALS - 1.6%
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (a)	721,000	725,728
INEOS Finance PLC, 6.75%, 05/15/2028 (a)	3,001,000	2,668,389
Methanex Corp., 5.13%, 10/15/2027	9,309,000	9,367,535
NOVA Chemicals Corp.
5.25%, 06/01/2027 (a)	3,446,000	3,478,572
9.00%, 02/15/2030 (a)	237,000	253,356
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)	11,954,000	11,999,879
SNF Group SACA, 3.13%, 03/15/2027 (a)	2,885,000	2,836,970
WR Grace Holdings LLC, 4.88%, 06/15/2027 (a)	601,000	599,897
		31,930,326

COMMERCIAL SERVICES - 5.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028 (a)	301,000	297,061
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	7,891,000	7,896,700
Brink's Co.
4.63%, 10/15/2027 (a)	3,622,000	3,624,257
6.50%, 06/15/2029 (a)	5,275,000	5,465,269
Camelot Finance SA, 4.50%, 11/01/2026 (a)	1,227,000	1,219,414
Clarivate Science Holdings Corp.
3.88%, 07/01/2028 (a)	7,272,000	7,064,775
4.88%, 07/01/2029 (a)	1,136,000	1,075,128
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)	2,083,988	1,934,748
ContourGlobal Power Holdings SA, 6.75%, 02/28/2030 (a)	4,539,000	4,685,882
CoreLogic, Inc., 4.50%, 05/01/2028 (a)	2,220,000	2,185,335
Garda World Security Corp.
7.75%, 02/15/2028 (a)	2,841,000	2,915,852
6.50%, 01/15/2031 (a)	2,416,000	2,473,673
GEO Group, Inc.
8.63%, 04/15/2029	5,134,000	5,403,448
10.25%, 04/15/2031	5,729,000	6,274,247
Herc Holdings, Inc.
6.63%, 06/15/2029 (a)	7,201,000	7,501,919
7.00%, 06/15/2030 (a)	10,521,000	11,078,859
5.75%, 03/15/2031 (a)	951,000	965,687
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	11,206,000	11,200,106
5.00%, 07/15/2028 (a)	2,441,000	2,443,076
7.00%, 02/15/2029 (a)	7,305,000	7,508,451
4.88%, 09/15/2029 (a)	1,274,000	1,257,767
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	6,659,000	6,669,408
TKC Holdings, Inc., 6.88%, 05/15/2028 (a)	5,592,000	5,675,371
		106,816,433

CONSTRUCTION & ENGINEERING - 0.5%
Williams Scotsman, Inc.
6.63%, 06/15/2029 (a)	8,045,000	8,339,994
6.63%, 04/15/2030 (a)	1,125,000	1,166,742
		9,506,736

CONSUMER DISCRETIONARY - 1.5%
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (a)	6,332,000	6,368,871
8.00%, 08/01/2029 (a)	11,572,000	11,702,301
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	6,604,000	6,933,196
Under Armour, Inc., 7.25%, 07/15/2030 (a)	1,597,000	1,602,543
William Carter Co., 7.38%, 02/15/2031 (a)	3,236,000	3,349,752
		29,956,663

ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
GFL Environmental, Inc.
4.00%, 08/01/2028 (a)	1,914,000	1,888,973
6.75%, 01/15/2031 (a)	827,000	868,699
		2,757,672

FINANCIALS: CONSUMER FINANCE - 2.8%
Ally Financial, Inc.
7.10%, 11/15/2027	2,294,000	2,412,047
6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029	1,328,000	1,403,293
8.00%, 11/01/2031	2,437,000	2,769,652
Credit Acceptance Corp., 9.25%, 12/15/2028 (a)	1,895,000	1,982,945
goeasy Ltd.
4.38%, 05/01/2026 (a)	2,224,000	2,209,603
9.25%, 12/01/2028 (a)	4,395,000	4,522,508
6.88%, 05/15/2030 (a)	1,969,000	1,881,342
Navient Corp.
6.75%, 06/15/2026	1,476,000	1,496,758
5.00%, 03/15/2027	4,722,000	4,735,359
4.88%, 03/15/2028	4,819,000	4,768,793
5.50%, 03/15/2029	4,296,000	4,267,801
11.50%, 03/15/2031	2,885,000	3,233,557
OneMain Finance Corp.
7.13%, 03/15/2026	2,385,000	2,409,907
3.50%, 01/15/2027	1,259,000	1,247,568
6.63%, 01/15/2028	3,804,000	3,916,560
6.63%, 05/15/2029	2,983,000	3,093,353
7.88%, 03/15/2030	3,635,000	3,845,746
SLM Corp., 3.13%, 11/02/2026	5,205,000	5,119,755
		55,316,547

FINANCIALS: DIVERSIFIED - 1.6%
Block, Inc., 2.75%, 06/01/2026	3,801,000	3,780,263
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	2,700,000	2,871,112
CI Financial Corp.
7.50%, 05/30/2029 (a)	7,592,000	8,079,440
3.20%, 12/17/2030	2,595,000	2,352,202
FTAI Aviation Investors LLC, 7.88%, 12/01/2030 (a)	10,032,000	10,705,689
Macquarie Airfinance Holdings Ltd., 5.15%, 03/17/2030 (a)	2,069,000	2,098,971
Starwood Property Trust, Inc., 3.63%, 07/15/2026 (a)	2,568,000	2,565,168
		32,452,845

FINANCIALS: INSURANCE - 3.4%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029 (a)	7,492,000	7,791,216
8.50%, 06/15/2029 (a)	7,242,000	7,583,453
7.50%, 11/06/2030 (a)	1,285,000	1,343,427
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (a)	6,296,000	6,432,185
6.50%, 10/01/2031 (a)	780,000	804,911
AmWINS Group, Inc., 6.38%, 02/15/2029 (a)	7,137,000	7,344,237
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (a)	2,137,000	2,215,700
HUB International Ltd.
5.63%, 12/01/2029 (a)	6,434,000	6,437,713
7.25%, 06/15/2030 (a)	19,103,000	20,067,321
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030 (a)	2,822,000	2,959,722
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	5,702,000	5,912,278
		68,892,163

FINANCIALS: THRIFTS & MORTGAGES - 2.6%
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030 (a)	754,000	770,019
Freedom Mortgage Corp., 12.25%, 10/01/2030 (a)	536,000	594,846
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029 (a)	4,306,000	4,518,622
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (a)	6,189,000	6,589,321
Rfna LP, 7.88%, 02/15/2030 (a)	1,756,000	1,793,848
Rocket Cos., Inc.
6.50%, 08/01/2029 (a)	3,058,000	3,157,806
6.13%, 08/01/2030 (a)	9,820,000	10,156,376
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (a)	12,798,000	12,620,025
United Wholesale Mortgage LLC
5.75%, 06/15/2027 (a)	2,502,000	2,517,825
5.50%, 04/15/2029 (a)	2,609,000	2,593,577
UWM Holdings LLC
6.63%, 02/01/2030 (a)	2,736,000	2,772,249
6.25%, 03/15/2031 (a)	3,582,000	3,578,009
		51,662,523

FOOD & BEVERAGE - 1.1%
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029 (a)	6,012,862	6,433,139
Chobani LLC / Chobani Finance Corp., Inc., 7.63%, 07/01/2029 (a)	4,174,000	4,359,208
Darling Ingredients, Inc., 5.25%, 04/15/2027 (a)	5,219,000	5,233,019
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/2029 (a)	6,677,000	6,734,148
		22,759,514

HEALTHCARE: EQUIPMENT & SUPPLIES - 1.3%
Medline Borrower LP
3.88%, 04/01/2029 (a)	3,240,000	3,165,493
5.25%, 10/01/2029 (a)	2,793,000	2,809,747
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (a)	12,434,000	12,869,330
Teleflex, Inc.
4.63%, 11/15/2027	3,249,000	3,246,393
4.25%, 06/01/2028 (a)	4,134,000	4,089,649
		26,180,612

HEALTHCARE: FACILITIES - 5.4%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028 (a)	9,507,000	9,463,800
5.00%, 04/15/2029 (a)	2,157,000	2,079,340
AHP Health Partners, Inc., 5.75%, 07/15/2029 (a)	2,449,000	2,439,695
CHS/Community Health Systems, Inc., 6.00%, 01/15/2029 (a)	7,907,000	7,935,545
DaVita, Inc., 4.63%, 06/01/2030 (a)	10,841,000	10,548,998
Encompass Health Corp., 4.50%, 02/01/2028	9,270,000	9,260,642
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028 (a)	2,670,000	2,802,918
LifePoint Health, Inc.
9.88%, 08/15/2030 (a)	1,002,000	1,080,099
11.00%, 10/15/2030 (a)	16,970,000	18,631,107
Option Care Health, Inc., 4.38%, 10/31/2029 (a)	6,942,000	6,812,602
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	9,745,000	10,247,897
Team Health Holdings, Inc., 13.50% (or 4.50% PIK), 06/30/2028 (a)	10,772,037	11,411,788
Tenet Healthcare Corp.
5.13%, 11/01/2027	4,771,000	4,797,988
6.13%, 10/01/2028	9,366,000	9,413,598
		106,926,017

HEALTHCARE: LIFE SCIENCES - 1.9%
Avantor Funding, Inc., 4.63%, 07/15/2028 (a)	4,277,000	4,257,097
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (a)	3,171,000	3,144,758
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (a)	1,261,000	1,290,452
IQVIA, Inc.
5.00%, 10/15/2026 (a)	16,900,000	16,899,432
5.00%, 05/15/2027 (a)	11,517,000	11,522,429
		37,114,168

HEALTHCARE: MANAGED HEALTH CARE - 0.9%
Molina Healthcare, Inc.
4.38%, 06/15/2028 (a)	3,223,000	3,171,965
3.88%, 11/15/2030 (a)	12,693,000	11,789,780
6.50%, 02/15/2031 (a)	2,064,000	2,122,370
		17,084,115

HEALTHCARE: PHARMA & BIOTECH - 0.8%
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (a)	3,690,000	3,904,725
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028 (a)	4,955,000	4,848,986
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	8,038,000	7,963,215
		16,716,926

HEALTHCARE: REITs - 0.1%
CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028 (a)	1,715,000	1,690,314

INDUSTRIAL MACHINERY - 2.8%
Chart Industries, Inc.
7.50%, 01/01/2030 (a)	5,106,000	5,328,087
9.50%, 01/01/2031 (a)	6,608,000	7,018,614
Esab Corp., 6.25%, 04/15/2029 (a)	2,507,000	2,580,874
Hillenbrand, Inc., 6.25%, 02/15/2029	9,010,000	9,222,645
Madison IAQ LLC
4.13%, 06/30/2028 (a)	6,561,000	6,452,285
5.88%, 06/30/2029 (a)	4,582,000	4,557,829
Regal Rexnord Corp., 6.05%, 02/15/2026	6,813,000	6,826,483
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	7,415,000	7,421,303
WESCO Distribution, Inc.
7.25%, 06/15/2028 (a)	3,047,000	3,092,946
6.38%, 03/15/2029 (a)	3,894,000	4,026,080
		56,527,146

LEISURE: CASINOS & GAMING - 5.5%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029 (a)	12,001,000	12,497,570
Boyd Gaming Corp., 4.75%, 12/01/2027	4,914,000	4,910,514
Brightstar Lottery PLC, 5.25%, 01/15/2029 (a)	2,225,000	2,227,780
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	12,917,000	12,398,947
7.00%, 02/15/2030 (a)	3,814,000	3,951,788
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)	14,168,000	14,219,987
4.75%, 01/15/2028 (a)	5,938,000	5,938,520
6.75%, 05/01/2031 (a)	6,080,000	6,312,116
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/2029 (a)	5,584,000	5,644,444
Light & Wonder International, Inc., 7.25%, 11/15/2029 (a)	15,368,000	15,792,022
MGM Resorts International
5.50%, 04/15/2027	4,340,000	4,380,675
4.75%, 10/15/2028	4,048,000	4,046,230
6.13%, 09/15/2029	3,121,000	3,209,075
Penn Entertainment, Inc.
5.63%, 01/15/2027 (a)	6,886,000	6,903,584
4.13%, 07/01/2029 (a)	4,295,000	3,998,549
Station Casinos LLC, 4.50%, 02/15/2028 (a)	4,362,000	4,328,533
		110,760,334

LEISURE: HOTELS - 8.2%
Carnival Corp.
7.88%, 06/01/2027	1,077,000	1,132,740
5.13%, 05/01/2029 (a)	3,221,000	3,258,330
7.00%, 08/15/2029 (a)	9,427,000	9,899,340
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	1,510,000	1,488,420
4.50%, 06/15/2029 (a)	3,688,000	3,526,329
NCL Corp. Ltd.
6.25%, 03/01/2030 (a)	2,717,000	2,760,741
5.88%, 01/15/2031 (a)	4,057,000	4,043,942
NCL Finance Ltd., 6.13%, 03/15/2028 (a)	2,648,000	2,731,851
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	7,125,000	7,135,395
7.00%, 02/01/2030 (a)	6,679,000	6,879,771
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	6,511,000	6,488,313
7.25%, 07/15/2028 (a)	4,503,000	4,646,470
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (a)	12,110,000	12,079,967
Royal Caribbean Cruises Ltd.
5.50%, 08/31/2026 (a)	7,416,000	7,428,008
5.38%, 07/15/2027 (a)	6,710,000	6,762,784
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (a)	4,703,000	4,769,795
Sabre GLBL, Inc.
10.75%, 11/15/2029 (a)	110,000	93,616
10.75%, 03/15/2030 (a)	527,000	433,763
11.13%, 07/15/2030 (a)	4,636,000	3,849,364
Service Properties Trust
4.95%, 02/15/2027	7,162,000	7,198,331
5.50%, 12/15/2027	6,054,000	5,982,270
Six Flags Entertainment Corp., 5.50%, 04/15/2027 (a)	10,538,000	10,488,443
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.
5.38%, 04/15/2027	6,698,000	6,683,072
5.25%, 07/15/2029	7,215,000	6,733,102
Travel + Leisure Co.
6.63%, 07/31/2026 (a)	8,801,000	8,890,357
6.00%, 04/01/2027 (b)	1,310,000	1,330,678
Vail Resorts, Inc., 5.63%, 07/15/2030 (a)	2,285,000	2,330,140
Viking Cruises Ltd.
7.00%, 02/15/2029 (a)	8,260,000	8,337,396
9.13%, 07/15/2031 (a)	3,611,000	3,868,807
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	4,321,000	4,342,570
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	4,427,000	4,428,913
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (a)	3,282,000	3,251,004
		163,274,022

LEISURE: RESTAURANTS - 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.38%, 01/15/2028 (a)	3,411,000	3,401,841

MEDIA: BROADCASTING - 2.8%
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	8,916,000	8,969,996
Sirius XM Radio LLC
3.13%, 09/01/2026 (a)	12,121,000	12,052,007
5.00%, 08/01/2027 (a)	15,097,000	15,185,697
4.00%, 07/15/2028 (a)	1,735,000	1,698,263
TEGNA, Inc., 4.63%, 03/15/2028	9,004,000	8,917,699
Univision Communications, Inc., 8.00%, 08/15/2028 (a)	8,517,000	8,827,360
		55,651,022

MEDIA: CABLE & SATELLITE - 2.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (a)	9,300,000	9,320,040
5.13%, 05/01/2027 (a)	17,423,000	17,409,155
5.00%, 02/01/2028 (a)	2,496,000	2,477,648
6.38%, 09/01/2029 (a)	12,615,000	12,794,774
4.75%, 03/01/2030 (a)	1,728,000	1,651,395
EchoStar Corp., 6.75%, 11/30/2030	4,104,058	4,209,609
		47,862,621

MEDIA: DIVERSIFIED - 2.1%
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/2031 (a)	1,289,000	1,354,337
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	8,040,000	8,060,019
4.63%, 06/01/2028 (a)	5,752,000	5,727,831
5.63%, 02/15/2029 (a)	1,216,000	1,220,677
Neptune Bidco US, Inc.
9.29%, 04/15/2029 (a)	1,699,000	1,702,931
10.38%, 05/15/2031 (a)	2,662,000	2,730,975
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027 (a)	15,143,000	15,233,562
4.25%, 01/15/2029 (a)	3,568,000	3,489,710
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)	2,603,000	2,482,963
		42,003,005

MEDIA: ENTERTAINMENT - 0.9%
Discovery Communications LLC, 3.95%, 03/20/2028	1,000,000	983,000
Live Nation Entertainment, Inc.
6.50%, 05/15/2027 (a)	453,000	457,460
4.75%, 10/15/2027 (a)	9,181,000	9,205,807
Playtika Holding Corp., 4.25%, 03/15/2029 (a)	865,000	776,448
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	5,996,000	5,966,631
		17,389,346

METALS & MINING - 0.3%
Novelis Corp., 6.88%, 01/30/2030 (a)	6,329,000	6,574,825

MIDSTREAM: STORAGE & TRANSPORT - 4.8%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029 (a)	7,349,000	7,697,548
Buckeye Partners LP
3.95%, 12/01/2026	4,529,000	4,482,220
4.13%, 12/01/2027	4,292,000	4,242,610
6.75%, 02/01/2030 (a)	1,632,000	1,714,140
Energy Transfer LP, 7.38%, 02/01/2031 (a)	861,000	894,569
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 02/01/2028	1,505,000	1,512,136
8.88%, 04/15/2030	1,342,000	1,418,294
Hess Midstream Operations LP
5.88%, 03/01/2028 (a)	3,130,000	3,200,046
6.50%, 06/01/2029 (a)	6,773,000	7,020,113
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	2,917,000	2,801,097
Kinetik Holdings LP, 6.63%, 12/15/2028 (a)	8,860,000	9,128,387
Rockies Express Pipeline LLC, 4.95%, 07/15/2029 (a)	9,290,000	9,275,824
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	5,084,000	5,275,047
Sunoco LP
7.00%, 05/01/2029 (a)	3,176,000	3,314,318
5.63%, 03/15/2031 (a)	4,719,000	4,756,030
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027	2,140,000	2,150,786
7.00%, 09/15/2028 (a)	10,948,000	11,334,245
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	1,532,000	1,547,881
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)	6,165,000	6,247,880
9.50%, 02/01/2029 (a)	7,196,000	7,462,986
Venture Global Plaquemines LNG LLC, 6.13%, 12/15/2030 (a)	985,000	1,003,641
		96,479,798

PACKAGING - 0.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/2031 (a)	1,328,000	1,359,062
Berry Global, Inc., 4.88%, 07/15/2026 (a)	4,576,000	4,576,989
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (a)	1,384,000	1,419,805
		7,355,856

REAL ESTATE: HOMEBUILDING - 0.6%
LGI Homes, Inc., 8.75%, 12/15/2028 (a)	7,165,000	7,478,060
M/I Homes, Inc., 4.95%, 02/01/2028	1,285,000	1,287,711
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028 (a)	811,000	826,140
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	3,049,000	3,074,548
		12,666,459

REAL ESTATE: MANAGEMENT - 0.2%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (a)	3,106,000	3,124,462

REITs - 0.1%
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 3.75%, 12/15/2027 (a)	2,414,000	2,352,429

RETAIL: FOOD & DRUG - 1.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027 (a)	2,124,000	2,123,919
6.50%, 02/15/2028 (a)	4,815,000	4,935,837
3.50%, 03/15/2029 (a)	1,950,000	1,875,291
5.50%, 03/31/2031 (a)	3,963,000	4,009,737
EG Global Finance PLC, 12.00%, 11/30/2028 (a)	10,183,000	11,079,124
US Foods, Inc., 6.88%, 09/15/2028 (a)	3,000,000	3,107,184
		27,131,092

RETAILING - 0.1%
Bath & Body Works, Inc., 7.50%, 06/15/2029	1,171,000	1,201,360
Wayfair LLC, 7.25%, 10/31/2029 (a)	1,153,000	1,204,545
		2,405,905

TECHNOLOGY HARDWARE - 2.6%
CommScope LLC, 4.75%, 09/01/2029 (a)	4,136,000	4,133,415
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (a)	12,538,000	13,074,151
Entegris, Inc., 3.63%, 05/01/2029 (a)	3,649,000	3,519,293
Kioxia Holdings Corp., 6.25%, 07/24/2030 (a)	3,342,000	3,441,377
NCR Voyix Corp., 5.00%, 10/01/2028 (a)	8,891,000	8,865,155
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/2029 (a)	5,910,000	5,797,253
8.25%, 12/15/2029 (a)	10,025,000	10,669,026
Western Digital Corp., 4.75%, 02/15/2026	2,794,000	2,805,483
		52,305,153

TECHNOLOGY: SOFTWARE & SERVICES - 4.1%
Cloud Software Group, Inc.
6.50%, 03/31/2029 (a)	9,790,000	9,924,592
9.00%, 09/30/2029 (a)	11,587,000	12,075,976
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	2,096,000	2,113,967
CoreWeave, Inc., 9.25%, 06/01/2030 (a)	1,015,000	944,770
Elastic NV, 4.13%, 07/15/2029 (a)	7,099,000	6,891,793
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)	4,123,000	4,214,329
Fair Isaac Corp., 4.00%, 06/15/2028 (a)	2,520,000	2,494,765
Gen Digital, Inc.
6.75%, 09/30/2027 (a)	10,986,000	11,157,997
7.13%, 09/30/2030 (a)	553,000	572,170
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/01/2027 (a)	4,082,000	4,096,328
Open Text Corp.
6.90%, 12/01/2027 (a)	7,761,000	8,079,747
3.88%, 02/15/2028 (a)	1,779,000	1,746,948
3.88%, 12/01/2029 (a)	2,387,000	2,268,617
Open Text Holdings, Inc., 4.13%, 02/15/2030 (a)	5,845,000	5,590,662
Rocket Software, Inc., 9.00%, 11/28/2028 (a)	2,907,000	2,999,927
UKG, Inc., 6.88%, 02/01/2031 (a)	6,076,000	6,250,946
		81,423,534

TELECOM SERVICES: DIVERSIFIED - 1.6%
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,297,000	1,304,917
5.00%, 05/01/2028 (a)	7,918,000	7,939,297
8.75%, 05/15/2030 (a)	4,484,000	4,687,060
Iliad Holding SAS, 7.00%, 10/15/2028 (a)	6,303,000	6,386,824
Lumen Technologies, Inc.
4.13%, 04/15/2029 (a)	1,577,934	1,570,044
4.13%, 04/15/2030 (a)	511,041	509,983
SBA Communications Corp., 3.88%, 02/15/2027	6,478,000	6,434,021
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	3,281,000	3,447,378
		32,279,524

TRANSPORTATION - 0.5%
RXO, Inc., 7.50%, 11/15/2027 (a)	2,054,000	2,103,830
XPO, Inc., 6.25%, 06/01/2028 (a)	7,924,000	8,094,413
		10,198,243

UTILITIES: POWER - 1.8%
Calpine Corp., 4.50%, 02/15/2028 (a)	2,357,000	2,359,668
NRG Energy, Inc.
5.75%, 01/15/2028	6,520,000	6,548,271
5.25%, 06/15/2029 (a)	163,000	164,067
Talen Energy Supply LLC, 8.63%, 06/01/2030 (a)	2,837,000	3,005,019
Vistra Operations Co. LLC
5.63%, 02/15/2027 (a)	11,786,000	11,796,660
5.00%, 07/31/2027 (a)	8,301,000	8,349,567
WBI Operating LLC, 6.25%, 10/15/2030 (a)	3,105,000	3,125,835
		35,349,087

UTILITIES: PROPANE - 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	4,162,000	4,188,192
9.50%, 06/01/2030 (a)	2,092,000	2,230,032
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/2027	1,074,000	1,075,586
		7,493,810
TOTAL CORPORATE BONDS (Cost $1,696,536,649)		1,718,159,466

BANK LOANS - 7.0%
AEROSPACE & DEFENSE - 0.2%
TransDigm, Inc., Senior Secured First Lien, 8.22% (1 mo. SOFR US + 2.25%), 03/22/2030, (0.00% Floor)	4,881,897	4,901,523

AUTO RETAIL - 0.2%
LS Group OpCo Acquistion LLC, Senior Secured First Lien
6.22% (1 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)	315,190	316,003
6.32% (3 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)	2,669,810	2,676,698
		2,992,701

BUILDING PRODUCTS - 0.1%
Standard Industries, Inc./NY, Senior Secured First Lien, 5.48% (1 mo. SOFR US + 1.75%), 09/22/2028, (0.50% Floor)	964,243	969,450

CHEMICALS - 0.0%(c)
SCIH Salt Holdings, Inc., Senior Secured First Lien, 6.52% (3 mo. SOFR US + 2.75%), 01/31/2029, (0.00% Floor)	893,001	895,841

COMMERCIAL SERVICES - 0.4%
Camelot US Acquisition LLC, Senior Secured First Lien, 6.47% (1 mo. SOFR US + 2.75%), 01/31/2031, (0.00% Floor)	2,485,000	2,456,683
CoreLogic, Inc., Senior Secured First Lien, 7.45% (1 mo. SOFR US + 3.50%), 06/02/2028, (0.50% Floor)	3,142,987	3,150,122
Garda World Security Corp., Senior Secured First Lien, 6.75% (1 mo. SOFR US + 3.00%), 02/01/2029, (0.00% Floor)	3,149,568	3,166,891
		8,773,696

ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
Reworld Holding Corp., Senior Secured First Lien, 5.98% (1 mo. SOFR US + 2.25%), 11/30/2028, (0.50% Floor)	1,589,667	1,594,205

FINANCIALS: DIVERSIFIED - 0.1%
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 8.97% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor)	1,700,000	1,700,714

FINANCIALS: INSURANCE - 0.6%
Acrisure LLC, Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor)	6,623,196	6,626,309
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
6.42% (3 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	63,986	63,973
6.95% (3 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	711,434	711,288
6.95% (6 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	534,962	534,853
Asurion LLC, Senior Secured First Lien
7.92% (1 mo. SOFR US + 4.00%), 08/21/2028, (0.00% Floor)	1,076,551	1,079,114
8.17% (1 mo. Term SOFR + 4.25%), 09/19/2030	2,941,691	2,944,220
		11,959,757

HEALTHCARE: EQUIPMENT & SUPPLIES - 0.1%
Medline Borrower LP, Senior Secured First Lien, 5.47% (1 mo. SOFR US + 1.75%), 10/23/2028, (0.50% Floor)	8,742	8,778
Waystar Technologies, Inc., Senior Secured First Lien, 5.72% (1 mo. SOFR US + 2.00%), 10/22/2029, (0.00% Floor)	2,597,735	2,617,218
		2,625,996

HEALTHCARE: FACILITIES - 0.7%
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 6.02% (3 mo. SOFR US + 2.00%), 11/15/2027, (0.00% Floor)	7,375,000	7,382,670
Surgery Center Holdings, Inc., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 12/19/2030, (0.00% Floor)	2,352,255	2,364,227
Team Health Holdings, Inc., Senior Secured First Lien, 8.34% (3 mo. SOFR US + 4.50%), 06/30/2028, (0.00% Floor)	3,199,920	3,214,672
		12,961,569

HEALTHCARE: MANAGED HEALTH CARE - 0.4%
Cotiviti, Inc., Senior Secured First Lien, 7.63%, 05/01/2031	9,145,909	8,883,010

HEALTHCARE: PHARMA & BIOTECH - 0.2%
Jazz Financing Lux Sarl, Senior Secured First Lien, 5.97% (1 mo. SOFR US + 2.25%), 05/05/2028, (0.50% Floor)	3,295,052	3,313,125

LEISURE: HOTELS - 0.3%
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 5.92% (1 mo. Term SOFR + 2.00%), 08/02/2028	4,408,894	4,426,530
Sabre GLBL, Inc., Senior Secured First Lien
8.31% (1 mo. Term SOFR + 4.25%), 06/30/2028	741,364	732,097
9.06% (1 mo. Term SOFR + 5.00%), 06/30/2028	309,056	305,193
10.02% (1 mo. Term SOFR + 6.00%), 11/15/2029	634,548	564,747
		6,028,567

LEISURE: RESTAURANTS - 0.3%
IRB Holding Corp., Senior Secured First Lien, 6.22% (1 mo. SOFR US + 2.50%), 12/16/2030, (0.00% Floor)	4,987,500	5,004,757

MEDIA: ENTERTAINMENT - 0.7%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien, 7.42% (3 mo. SOFR US + 3.75%), 03/08/2030, (0.00% Floor)	8,177,306	7,592,629
Playtika Holding Corp., Senior Secured First Lien, 6.70% (1 mo. SOFR US + 2.75%), 03/13/2028, (0.00% Floor)	5,577,569	5,402,405
		12,995,034

RETAIL: FOOD & DRUG - 0.1%
C&S Wholesale Grocers, Inc., Senior Secured First Lien, 8.67% (3 mo. SOFR US + 5.00%), 09/23/2030, (0.00% Floor)	2,568,126	2,516,763

TECHNOLOGY HARDWARE - 0.3%
CommScope LLC, Senior Secured First Lien, 8.71% (1 mo. Term SOFR + 4.75%), 12/17/2029	6,441,313	6,461,797

TECHNOLOGY: SOFTWARE & SERVICES - 1.7%
Boxer Parent Co., Inc., Senior Secured First Lien, 6.82% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor)	2,982,040	2,977,790
Delivery Hero Finco LLC, Senior Secured First Lien, 8.84% (1 mo. SOFR US + 5.00%), 12/12/2029, (0.50% Floor)	7,294,337	7,333,872
Ensono, Inc., Senior Secured First Lien, 7.95% (1 mo. SOFR US + 4.00%), 05/30/2028, (0.75% Floor)	2,231,869	2,234,057
McAfee Corp., Senior Secured First Lien, 6.72% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)	3,607,912	3,341,414
Modena Buyer LLC, Senior Secured First Lien, 8.09% (3 mo. SOFR US + 4.25%), 07/01/2031, (0.00% Floor)	1,994,753	1,988,360
Polaris Newco LLC, Senior Secured First Lien, 7.97% (3 mo. SOFR US + 3.75%), 06/05/2028, (0.50% Floor)	7,939,488	7,674,548
Proofpoint, Inc., Senior Secured First Lien, 6.67% (3 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor)	3,826,682	3,852,723
RealPage, Inc., Senior Secured First Lien, 7.05% (3 mo. SOFR US + 3.00%), 04/24/2028, (0.50% Floor)	4,819,539	4,821,395
		34,224,159

TELECOM SERVICES: DIVERSIFIED - 0.3%
Frontier Communications Holdings LLC, Senior Secured First Lien, 6.23% (1 mo. SOFR US + 2.50%), 07/01/2031, (0.00% Floor)	1,464,080	1,467,060
Lumen Technologies, Inc., Senior Secured First Lien, 6.30% (1 mo. SOFR US + 2.35%), 04/16/2029, (2.00% Floor)	5,060,343	5,041,063
		6,508,123

TRANSPORTATION - 0.2%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 6.13% (3 mo. SOFR US + 2.25%), 04/20/2028, (0.00% Floor)	3,612,667	3,625,763
TOTAL BANK LOANS (Cost $139,799,886)		138,936,550

CONVERTIBLE BONDS - 1.0% (f)
LEISURE: HOTELS - 0.2%
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	3,334,000	3,175,635

REAL ESTATE: MANAGEMENT - 0.2%
Redfin Corp., 0.50%, 04/01/2027	4,733,000	4,453,753

RETAILING - 0.2%
Etsy, Inc., 0.25%, 06/15/2028	5,155,000	4,617,591

TECHNOLOGY: SOFTWARE & SERVICES - 0.4%
DigitalOcean Holdings, Inc., 8.02%, 12/01/2026 (d)	8,227,000	7,952,630
TOTAL CONVERTIBLE BONDS (Cost $19,783,199)		20,199,609

SHORT-TERM INVESTMENTS (f)
MONEY MARKET FUNDS - 5.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (e)	109,987,913	109,987,913
TOTAL MONEY MARKET FUNDS (Cost $109,987,913)		109,987,913

TOTAL INVESTMENTS - 99.5% (Cost $1,966,107,647)		1,987,283,538
Other Assets in Excess of Liabilities - 0.5%		9,432,504
TOTAL NET ASSETS - 100.0%		$1,996,716,042

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and
Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman
Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $1,426,309,205 or 71.4% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.
(d)	Zero coupon bonds make no periodic interest payments. Rate shown is the weighted average amortized yield as of December 31, 2025.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)	All or a portion is posted as collateral for delayed settlement securities.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Shenkman Capital Short Duration High Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$1,718,159,466	$–	$1,718,159,466
Bank Loans	–	138,936,550	–	138,936,550
Convertible Bonds	–	20,199,609	–	20,199,609
Money Market Funds	109,987,913	–	–	109,987,913
Total Investments	$109,987,913	$1,877,295,625	$–	$1,987,283,538